Right-of-use asset (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Impairment loss on right of use asset	$ 89,860	$ 50,888
Depreciation on right of use assets	$ 5,991	$ 36,685